Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Intangible assets subject to amortization:
Gross carrying amount	¥ 5,277,772	¥ 4,974,424
Accumulated amortization	3,825,617	3,580,136
Net carrying amount	1,452,155	1,394,288
Intangible assets not subject to amortization:
Total	1,475,018	1,402,515
Indefinite-lived trade names
Intangible assets not subject to amortization:
Other	14,050	0
Other
Intangible assets not subject to amortization:
Other	8,813	8,227
Software
Intangible assets subject to amortization:
Gross carrying amount	4,427,757	4,093,320
Accumulated amortization	3,342,584	3,081,494
Net carrying amount	1,085,173	1,011,826
Customer relationships
Intangible assets subject to amortization:
Gross carrying amount	623,399	632,016
Accumulated amortization	336,393	335,898
Net carrying amount	287,006	296,118
Core deposit intangibles
Intangible assets subject to amortization:
Gross carrying amount	132,465	138,203
Accumulated amortization	108,418	102,052
Net carrying amount	24,047	36,151
Indefinite-lived trade names
Intangible assets subject to amortization:
Gross carrying amount	61,729	87,183
Accumulated amortization	26,917	50,871
Net carrying amount	34,812	36,312
Other
Intangible assets subject to amortization:
Gross carrying amount	32,422	23,702
Accumulated amortization	11,305	9,821
Net carrying amount	¥ 21,117	¥ 13,881